Borrowings (Tables)	6 Months Ended
Jun. 30, 2019
Long-Term Debt [Abstract]
Navios Containers Credit Facilities

Navios Containers L.P. credit facilities	June 30, 2019	December 31, 2018
ABN AMRO Bank N.V. $50 million facility	$32,600	$50,000
BNP Paribas $24 million facility	—	29,464
BNP Paribas $25 million facility	—	23,611
BNP Paribas $54 million facility	48,750	—
HCOB $36 million facility	29,600	32,000
HCOB $127.2 million facility	59,892	—
Seller’s Credit	15,000	—
Total loans	$185,842	$135,075
Financial liability	83,903	87,530
Total borrowings	$269,745	$222,605

Total Borrowings

Total borrowings	June 30, 2019	December 31, 2018
Total borrowings	$269,745	$222,605
Less: current portion of long-term debt	(43,680)	(27,626)
Less: current portion financial liability	(8,339)	(7,665)
Less: Deferred financing costs	(4,349)	(3,644)
Total long-term borrowings, net	$213,377	$183,670

Maturity Table

Payment due by 12 month period ending	Amount in thousands of U.S. dollars
June 30, 2020	$53,464
June 30, 2021	30,195
June 30, 2022	45,945
June 30, 2023	54,028
June 30, 2024	86,113
Total	$269,745